PIA HIGH YIELD (MACS) FUND
Schedule of Investments - August 31, 2020 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	97.1%
	Advertising	1.2%
	Clear Channel International BV
$1,300,000	6.625%, due 8/1/25 (b)		$1,350,375
	Aerospace/Defense	2.7%
	F-Brasile SpA / F-Brasile US LLC
1,100,000	7.375%, due 8/15/26 (b)		882,750
	Moog, Inc.
1,150,000	4.25%, due 12/15/27 (b)		1,188,812
	Triumph Group, Inc.
175,000	8.875%, due 6/1/24 (b)		185,172
300,000	6.25%, due 9/15/24 (b)		245,094
950,000	7.75%, due 8/15/25		567,625
			3,069,453
	Auto Parts & Equipment	1.3%
	Clarios Global LP
500,000	6.75%, due 5/15/25 (b)		536,520
	Clarios Global LP / Clarios US Finance Co.
100,000	6.25%, due 5/15/26 (b)		106,250
	Dealer Tire LLC / DT Issuer LLC
800,000	8.00%, due 2/1/28 (b)		799,000
			1,441,770
	Auto Parts Manufacturing	0.7%
	Truck Hero, Inc.
750,000	8.50%, due 4/21/24 (b)		799,609
	Building Materials	0.5%
	Core & Main Holdings LP
600,000	8.625% Cash or 9.375% PIK, due 9/15/24 (b) (c)		612,312
	Chemicals	6.0%
	Consolidated Energy Finance SA
800,000	6.875%, due 6/15/25 (b)		742,492
450,000	6.50%, due 5/15/26 (b)		398,727
	CSTN Merger Sub, Inc.
1,225,000	6.75%, due 8/15/24 (b)		1,143,715
	Innophos Holdings, Inc.
1,300,000	9.375%, due 2/15/28 (b)		1,414,562
	Koppers, Inc.
1,674,000	6.00%, due 2/15/25 (b)		1,725,241
	Neon Holdings, Inc.
1,250,000	10.125%, due 4/1/26 (b)		1,331,250
			6,755,987
	Commercial and Service Industry Machinery Manufacturing	1.0%
	ATS Automation Tooling Systems, Inc.
1,065,000	6.50%, due 6/15/23 (b)		1,081,087

	Commercial Services	1.3%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
750,000	9.75%, due 7/15/27 (b)		831,930
	APX Group, Inc.
550,000	6.75%, due 2/15/27 (b)		578,446
			1,410,376
	Communications Equipment	0.7%
	CommScope Technologies LLC
792,000	6.00%, due 6/15/25 (b)		813,036
	Construction Machinery	1.2%
	Capitol Investment Merger Sub 2 LLC
1,250,000	10.00%, due 8/1/24 (b)		1,312,500
	Construction Materials Manufacturing	0.1%
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (b)		142,500
	Consumer Cyclical Services	2.2%
	CoreCivic, Inc.
1,250,000	4.75%, due 10/15/27		1,066,444
	Photo Holdings Merger Sub, Inc.
1,485,000	8.50%, due 10/1/26 (b)		1,367,358
			2,433,802
	Consumer Services	4.0%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)		360,901
925,000	4.625%, due 10/1/27 (b)		968,766
	Carriage Services, Inc.
925,000	6.625%, due 6/1/26 (b)		981,481
	Cimpress Plc
1,335,000	7.00%, due 6/15/26 (b)		1,333,078
	LSC Communications, Inc.
925,000	8.75%, due 10/15/23 (b) (d)		148,000
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22		710,812
			4,503,038
	Containers and Packaging	5.1%
	LABL Escrow Issuer LLC
1,200,000	6.75%, due 7/15/26 (b)		1,289,814
	Matthews International Corp.
1,189,000	5.25%, due 12/1/25 (b)		1,127,939
	Pactiv LLC
500,000	8.375%, due 4/15/27		554,280
	Plastipak Holdings, Inc.
1,250,000	6.25%, due 10/15/25 (b)		1,269,469
	Trident TPI Holdings, Inc.
265,000	9.25%, due 8/1/24 (b)		286,338
1,200,000	6.625%, due 11/1/25 (b)		1,189,374
			5,717,214
	Diversified Manufacturing	0.8%
	FXI Holdings, Inc.
295,000	12.25%, due 11/15/26 (b)		322,519
	Husky III Holding Ltd.
500,000	13.00% Cash or 13.75% PIK, due 2/15/25 (b) (c)		529,063
			851,582

	Electrical Equipment Manufacturing	1.0%
	Itron, Inc.
1,073,000	5.00%, due 1/15/26 (b)		1,109,010
	Engineering & Construction	2.4%
	New Enterprise Stone & Lime Co., Inc.
751,000	6.25%, due 3/15/26 (b)		784,938
500,000	9.75%, due 7/15/28 (b)		544,175
	PowerTeam Services LLC
1,250,000	9.033%, due 12/4/25 (b)		1,332,031
			2,661,144
	Entertainment	1.2%
	Powdr Corp.
1,250,000	6.00%, due 8/1/25 (b)		1,295,312
	Financial Services	0.5%
	Arrow Bidco LLC
616,000	9.50%, due 3/15/24 (b)		507,365
	Food and Beverage	4.5%
	Clearwater Seafoods, Inc.
770,000	6.875%, due 5/1/25 (b)		782,432
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b) (d)		14,106
	Dole Food Co, Inc.
1,275,000	7.25%, due 6/15/25 (b)		1,279,647
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
1,250,000	8.50%, due 6/1/26 (b)		1,230,031
	Sigma Holdco BV
1,150,000	7.875%, due 5/15/26 (b)		1,169,912
	Simmons Foods, Inc.
575,000	7.75%, due 1/15/24 (b)		605,846
			5,081,974
	Forest and Paper Products Manufacturing	1.3%
	Schweitzer-Mauduit International, Inc.
1,385,000	6.875%, due 10/1/26 (b)		1,493,806
	Hardware	0.9%
	Everi Payments Inc.
1,042,000	7.50%, due 12/15/25 (b)		1,031,689
	Health Care Facilities and Services	0.8%
	Hadrian Merger Sub, Inc.
960,000	8.50%, due 5/1/26 (b)		925,622
	Home Builders	1.1%
	Picasso Finance Sub, Inc.
1,100,000	6.125%, due 6/15/25 (b)		1,181,345
	Home Improvement	1.0%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
1,250,000	9.00%, due 2/15/23 (b)		1,154,556
	Industrial - Other	2.3%
	Brand Energy & Infrastructure Services, Inc.
1,125,000	8.50%, due 7/15/25 (b)		1,094,754
	Cleaver-Brooks, Inc.
1,500,000	7.875%, due 3/1/23 (b)		1,471,718
			2,566,472
	Lumber & Other Building Material Dealers	1.0%
	WESCO Distribution, Inc.
150,000	7.125%, due 6/15/25 (b)		165,199
900,000	7.25%, due 6/15/28 (b)		1,005,201
			1,170,400

	Machinery Manufacturing	4.4%
	Amsted Industries, Inc.
350,000	5.625%, due 7/1/27 (b)		373,121
500,000	4.625%, due 5/15/30 (b)		521,585
	Granite US Holdings Corp.
1,100,000	11.00%, due 10/1/27 (b)		1,160,500
	JPW Industries Holding Corp.
972,000	9.00%, due 10/1/24 (b)		926,943
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (e)		147,000
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)		707,283
	Titan International, Inc.
1,453,000	6.50%, due 11/30/23		1,089,750
			4,926,182
	Manufactured Goods	3.7%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)		813,524
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
1,594,000	7.375%, due 12/15/23 (b)		1,630,877
	Mueller Industries, Inc.
500,000	6.00%, due 3/1/27		508,750
	Park-Ohio Industries, Inc.
1,350,000	6.625%, due 4/15/27		1,227,069
			4,180,220
	Media Entertainment	3.2%
	Diamond Sports Group LLC / Diamond Sports Finance Co.
1,008,000	5.375%, due 8/15/26 (b)		788,674
	Getty Images, Inc.
1,235,000	9.75%, due 3/1/27 (b)		1,165,297
	Meredith Corp.
725,000	6.50%, due 7/1/25 (b)		750,828
1,000,000	6.875%, due 2/1/26		870,813
			3,575,612
	Media Non-Cable	0.5%
	R.R. Donnelley & Sons Co.
648,000	6.50%, due 11/15/23		569,362
	Metals and Mining	7.0%
	Compass Minerals International, Inc.
800,000	6.75%, due 12/1/27 (b)		875,856
	Emeco Pty Ltd.
588,879	9.25%, due 3/31/22		606,545
	Harsco Corp.
1,250,000	5.75%, due 7/31/27 (b)		1,309,338
	Mineral Resources Ltd.
1,180,000	8.125%, due 5/1/27 (b)		1,307,387
	Rain CII Carbon LLC/CII Carbon Corp.
1,300,000	7.25%, due 4/1/25 (b)		1,287,799
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
1,345,000	7.50%, due 6/15/25 (b)		1,209,646
	TMS International Holding Corp.
1,400,000	7.25%, due 8/15/25 (b)		1,194,690
			7,791,261

	Midstream	1.0%
	Rockpoint Gas Storage Canada Ltd.
1,250,000	7.00%, due 3/31/23 (b)		1,170,181
	Oil and Gas Services	2.7%
	Archrock Partners LP / Archrock Partners Finance Corp.
675,000	6.875%, due 4/1/27 (b)		697,211
325,000	6.25%, due 4/1/28 (b)		327,373
	CVR Energy, Inc.
800,000	5.25%, due 2/15/25 (b)		759,180
	USA Compression Partners LP/USA Compression Finance Corp.
985,000	6.875%, due 4/1/26		1,016,756
250,000	6.875%, due 9/1/27		259,173
			3,059,693
	Other Industrial	1.1%
	Algeco Global Finance Plc
1,250,000	8.00%, due 2/15/23 (b)		1,278,894
	Packaging	0.9%
	Mauser Packaging Solutions Holding Co.
1,038,000	5.50%, due 4/15/24 (b)		1,055,085
	Paper	3.1%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23		716,035
1,300,000	4.75%, due 8/15/28 (b)		1,314,625
	Mercer International, Inc.
675,000	7.375%, due 1/15/25		695,250
690,000	5.50%, due 1/15/26		668,889
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		142,500
			3,537,299
	Pipelines	2.4%
	Genesis Energy LP / Genesis Energy Finance Corp.
1,050,000	7.75%, due 2/1/28		935,487
	Summit Midstream Holdings, LLC
1,050,000	5.50%, due 8/15/22		691,441
	TransMontaigne Partners LP/TLP Finance Corp.
1,046,000	6.125%, due 2/15/26		1,068,426
			2,695,354
	Publishing and Broadcasting	2.3%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)		360,150
	Townsquare Media, Inc.
1,140,000	6.50%, due 4/1/23 (b)		1,055,805
	Urban One, Inc.
1,325,000	7.375%, due 4/15/22 (b)		1,197,157
			2,613,112
	Rail Transportation	1.4%
	Watco Cos LLC / Watco Finance Corp.
1,500,000	6.50%, due 6/15/27 (b)		1,588,125

	Real Estate	0.8%
	GEO Group, Inc.
1,080,000	5.125%, due 4/1/23		894,375
	Refining and Marketing	1.5%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
525,000	7.75%, due 4/15/23		490,164
	Sunoco LP/Sunoco Finance Corp.
1,200,000	5.50%, due 2/15/26		1,240,728
			1,730,892
	REITs - Storage	1.2%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)		259,690
1,000,000	5.25%, due 7/15/30 (b)		1,063,165
			1,322,855
	Retail	1.0%
	Staples, Inc.
933,000	7.50%, due 4/15/26 (b)		827,263
450,000	10.75%, due 4/15/27 (b)		313,594
			1,140,857
	Retail - Consumer Discretionary	1.1%
	Hillman Company, Inc.
1,300,000	6.375%, due 7/15/22 (b)		1,278,570
	Security Services	0.9%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
970,000	6.625%, due 7/15/26 (b)		1,041,538
	Software and Services	1.0%
	Donnelley Financial Solutions, Inc.
905,000	8.25%, due 10/15/24		944,499
	Exela Intermediate LLC/Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)		221,250
			1,165,749
	Supermarkets	0.6%
	KeHE Distributors LLC / KeHE Finance Corp.
600,000	8.625%, due 10/15/26 (b)		653,907
	Technology	0.6%
	Granite Merger Sub 2, Inc.
600,000	11.00%, due 7/15/27 (b)		629,739
	Telecommunications	1.1%
	Plantronics, Inc.
1,250,000	5.50%, due 5/31/23 (b)		1,183,894
	Transportation and Logistics	1.3%
	J.B. Poindexter & Co., Inc.
750,000	7.125%, due 4/15/26 (b)		799,830
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		613,356
			1,413,186
	Transportation Services	2.0%
	LBC Tank Terminals Holding
1,200,000	6.875%, due 5/15/23 (b)		1,207,374
	OPE KAG Finance Sub, Inc.
1,050,000	7.875%, due 7/31/23 (b)		1,003,753
			2,211,127

	Utilities	0.7%
	Superior Plus LP / Superior General Partner, Inc.
700,000	7.00%, due 7/15/26 (b)		754,992
	Waste and Environment Services and Equipment	0.8%
	CD&R Waterworks Merger Sub LLC
900,000	6.125%, due 8/15/25 (b)		927,081
	Wholesale Distribution	1.2%
	US Foods, Inc.
1,250,000	6.25%, due 4/15/25 (b)		1,323,544
	Wireline Telecommunications Services	0.8%
	HC2 Holdings, Inc.
546,000	11.50%, due 12/1/21 (b)		510,851
	Intrado Corp.
560,000	5.375%, due 7/15/22 (b)		393,400
			904,251
	Total Corporate Bonds (cost $111,774,893)		109,090,273

	MONEY MARKET FUND	1.6%
1,797,567	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		1,797,567
	Total Money Market Fund (cost $1,797,567)		1,797,567

	Total Investments (cost $113,572,460)	98.7%	110,887,840
	Other Assets less Liabilities	1.3%	1,491,797
	TOTAL NET ASSETS	100.0%	$112,379,637

(a)	Rate shown is the 7-day annualized yield as of August 31, 2020.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2020, the value of these investments was $91,084,244 or 81.05% of total net assets.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
	Value determined using significant unobservable inputs.

PIA High Yield (MACS) Fund
Summary of Fair Value Disclosure at August 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2020:

PIA High Yield (MACS) Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$108,943,273	$147,000	$109,090,273
Total Fixed Income	-	108,943,273	147,000	109,090,273
Money Market Fund	1,797,567	-	-	1,797,567
Total Investments	$1,797,567	$108,943,273	$147,000	$110,887,840

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

PIA High Yield (MACS) Fund
Level 3 Reconciliation Disclosure

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2019	$-
Accrued discounts/premiums	2,742
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(154,992)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	$299,250
Balance as of August 31, 2020	$147,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at August 31, 2020, and still classified as Level 3 was $(154,992).